Financial risk management objectives and policies - Summary of contractual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	$ 43,893,909	$ 144,270,559
Accounts payable, accruals and other payables	0	478,764
Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	42,107,705	140,971,697
Maturity after one year
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	1,786,204	3,298,862
Accounts payable, accruals and other payables
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	31,586,707	15,996,533
Accounts payable, accruals and other payables | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	31,586,707	15,996,533
Interest bearing loans
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		397,985
Interest bearing loans | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		60,440
Interest bearing loans | Maturity after one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		337,545
Deferred purchase price
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	7,619,581	3,618,902
Deferred purchase price | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	7,425,488	3,618,902
Deferred purchase price | Maturity after one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	194,093
Derivative Liabilities
Financial risk management objectives and policies
Undiscounted cash flows, derivative liabilities	1,317,091	44,330,400
Derivative Liabilities | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, derivative liabilities	1,317,091	44,330,400
Convertible notes
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		74,606,482
Convertible notes | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		74,606,482
Loan from related party
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		478,764
Loan from related party | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		478,764
Current tax liabilities
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	1,027,404	678,972
Current tax liabilities | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	1,027,404	678,972
Lease liabilities
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	2,343,126	4,162,521
Accounts payable, accruals and other payables	1,831,795	3,991,019
Lease liabilities | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	751,015	1,201,204
Lease liabilities | Maturity after one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	$ 1,592,111	$ 2,961,317